Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Principal Related Parties

The principal related parties with which the Group had significant transactions during the periods presented were as follows:

No.	Names of related parties	Relationship
1	Mr. Zhan Jie	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

Schedule of Amounts Due from Related Parties	Amounts due from related parties consisted of the following for the periods indicated:
	As of June 30,
	2024	2025
	RMB	RMB
Mr. Zhan Jie	24,300	-

Schedule of Significant Related Party Transaction	Amounts due to related parties consisted of the following for the periods indicated:
	As of June 30,
	2024	2025
	RMB	RMB
Mr. Zhan Jie	-	513,513
Amounts due to related parties	-	513,513

Schedule of Significant Related Party Transaction

During the years ended June 30, 2023, 2024 and 2025, the Group had the following significant related party transactions:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Loan from related pates
Mr. ZhanJie	15,000,180	-	-
Mrs. Zhang Pingting	15,000,000	-	-

Repayment of loans to related parties
Mr. Zhan Jie	-	15,000,000	-
Mrs. Zhang Pingting	-	15,000,000	-

Capital injection from related parties
Mr. Zhan Jie	-	15,000,000	-
Mrs. Zhang Pingting	-	15,000,000	-
Mr. Wen Haoxiang	-	1,500,000	-